Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Institutional Class | Wasatch Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH LARGE CAP VALUE FUND — Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are to seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund’s Institutional Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets in equity securities (including common stock, preferred stock and securities convertible into common stocks) of companies with market capitalizations of over $5 billion at the time of purchase.
The Fund typically invests in the securities of companies that we believe will pay above average dividends or interest.
When evaluating a potential investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. The initial valuation review may include:
  Calculating and reviewing standard ratios such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
  Modified discounted cash flow models with sensitivity analysis for changes to revenue growth rates, operating margins, outstanding share counts, earnings multiples, and tangible book value.
  Changing sector and company specific outlooks due to subjective factors, including globalization of capital, labor and process knowledge, as well as increasing information and price transparency.
		The Fund may invest a large percentage of its assets in a few sectors, including energy, financials, information technology, consumer staples, health care and industrials.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
		Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund’s Investor Class shares commenced operations on December 15, 2008 upon the reorganization of the 1st Source Monogram Income Equity Fund, the Fund’s predecessor fund (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008). The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance over the time periods indicated to that of a broad-based market index. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses, which may have produced different investment results. The Fund, however, has two portfolio managers, one of which was also the portfolio manager of the Predecessor Fund. The Fund’s Institutional Class commenced operations on January 31, 2012. The calendar year returns in the bar chart, the best and worst quarterly returns and the average annual total returns table are based on the Fund’s Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008). The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance over the time periods indicated to that of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.WasatchFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH LARGE CAP VALUE FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns

Best — 6/30/03	15.78%
Worst — 12/31/08	-19.38%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Fund’s Institutional Class commenced operations on January 31, 2012. The calendar year returns in the bar chart, the best and worst quarterly returns and the average annual total returns table are based on the Fund’s Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
		The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.
Institutional Class | Wasatch Large Cap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	687
10 Years	rr_ExpenseExampleYear10	1,550
Institutional Class | Wasatch Large Cap Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	29.85%
2004	rr_AnnualReturn2004	17.01%
2005	rr_AnnualReturn2005	9.94%
2006	rr_AnnualReturn2006	20.02%
2007	rr_AnnualReturn2007	12.36%
2008	rr_AnnualReturn2008	(31.14%)
2009	rr_AnnualReturn2009	24.37%
2010	rr_AnnualReturn2010	11.11%
2011	rr_AnnualReturn2011	(3.92%)
2012	rr_AnnualReturn2012	10.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.38%)
1 Year	rr_AverageAnnualReturnYear01	10.55%
5 Years	rr_AverageAnnualReturnYear05	0.22%
10 Years	rr_AverageAnnualReturnYear10	8.58%
Institutional Class | Wasatch Large Cap Value Fund | Return after taxes on distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.17%
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	7.64%
Institutional Class | Wasatch Large Cap Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Institutional Class | Wasatch Large Cap Value Fund | Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%

[1]	The Advisor has contractually agreed to reimburse Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 0.98% until at least January 31, 2014 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.